Segmented information - Revenue by Services and Products (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of products and services [line items]
Operating revenues	$ 5,861	$ 5,698	$ 11,711	$ 11,404
Wireline data
Disclosure of products and services [line items]
Operating revenues	1,974	1,944	3,927	3,909
Wireline voice
Disclosure of products and services [line items]
Operating revenues	756	794	1,527	1,597
Media
Disclosure of products and services [line items]
Operating revenues	733	666	1,474	1,289
Other wireline services
Disclosure of products and services [line items]
Operating revenues	78	67	155	141
Wireline data
Disclosure of products and services [line items]
Operating revenues	73	101	172	245
Wireline equipment and other
Disclosure of products and services [line items]
Operating revenues	$ 13	$ 11	$ 24	$ 21